VT George Putnam Balanced Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (60.5%)(a)
	Shares	Value
Basic materials (1.8%)
Agnico-Eagle Mines, Ltd. (Canada)	2,900	$314,193
Corteva, Inc.	24,185	1,521,962
CRH PLC	10,662	937,936
DuPont de Nemours, Inc.	7,481	558,681
Eastman Chemical Co.	3,856	339,752
Glencore PLC (United Kingdom)	108,727	397,955
International Paper Co.	3,785	201,930
Linde PLC	421	196,034
PPG Industries, Inc.	4,061	444,070

		4,912,513
Capital goods (2.5%)
Ball Corp.	3,260	169,748
Boeing Co. (The)(NON)	1,840	313,812
Fortive Corp.	12,477	913,067
GFL Environmental, Inc. (Canada)	4,919	237,637
Honeywell International, Inc.	6,064	1,284,052
Howmet Aerospace, Inc.	6,718	871,526
Ingersoll Rand, Inc.	6,297	503,949
Northrop Grumman Corp.	1,147	587,275
Otis Worldwide Corp.	10,025	1,034,580
RTX Corp.	5,351	708,793
Waste Connections, Inc.	1,827	356,612

		6,981,051
Communication services (1.3%)
American Tower Corp.(R)	10,042	2,185,139
AT&T, Inc.	47,043	1,330,376
Charter Communications, Inc. Class A(NON)(S)	318	117,193

		3,632,708
Computers (5.6%)
Apple, Inc.	46,670	10,366,800
Cisco Systems, Inc.	27,572	1,701,468
Roper Technologies, Inc.	1,066	628,492
Seagate Technology Holdings PLC	32,407	2,752,975

		15,449,735
Consumer cyclicals (10.1%)
4Front Ventures Corp.(NON)	484,225	6,779
Amazon.com, Inc.(NON)	42,404	8,067,785
BJ's Wholesale Club Holdings, Inc.(NON)	899	102,576
Cintas Corp.	1,734	356,389
Clorox Co. (The)	2,065	304,071
D.R. Horton, Inc.	3,462	440,124
General Motors Co.	7,189	338,099
Home Depot, Inc. (The)	3,468	1,270,987
Levi Strauss & Co. Class A	16,042	250,095
Live Nation Entertainment, Inc.(NON)	8,992	1,174,175
Lowe's Cos., Inc.	4,040	942,249
Lululemon Athletica, Inc.(NON)	1,030	291,552
Mastercard, Inc. Class A	6,984	3,828,070
Netflix, Inc.(NON)	1,060	988,482
Nike, Inc. Class B	1,855	117,755
O'Reilly Automotive, Inc.(NON)	134	191,966
On Holding AG Class A (Switzerland)(NON)	4,180	183,586
PulteGroup, Inc.	4,619	474,833
Target Corp.	3,561	371,626
Tesla, Inc.(NON)	10,123	2,623,477
TJX Cos., Inc. (The)	5,962	726,172
Toast, Inc. Class A(NON)	8,995	298,364
Trane Technologies PLC	1,819	612,857
United Rentals, Inc.	882	552,749
Walmart, Inc.	25,422	2,231,797
Walt Disney Co. (The)	9,068	895,012

		27,641,627
Consumer staples (3.3%)
Chipotle Mexican Grill, Inc.(NON)	8,070	405,195
Coca-Cola Co. (The)	26,709	1,912,899
Copart, Inc.(NON)	4,259	241,017
Costco Wholesale Corp.	1,083	1,024,280
McDonald's Corp.	2,240	699,709
Mondelez International, Inc. Class A	11,150	756,528
PepsiCo, Inc.	2,699	404,688
Philip Morris International, Inc.	6,705	1,064,285
Procter & Gamble Co. (The)	13,483	2,297,773
Starbucks Corp.	4,636	454,745

		9,261,119
Electronics (6.0%)
Analog Devices, Inc.	15,235	3,072,442
Broadcom, Inc.	14,884	2,492,028
Intel Corp.	20,690	469,870
Marvell Technology, Inc.	39,220	2,414,775
NVIDIA Corp.	67,632	7,329,956
Qualcomm, Inc.	5,714	877,728

		16,656,799
Energy (2.3%)
Antero Resources Corp.(NON)	8,458	342,042
BP PLC (United Kingdom)	102,496	575,152
Cenovus Energy, Inc. (Canada)	58,178	808,561
ConocoPhillips	6,002	630,330
Exxon Mobil Corp.	26,052	3,098,364
Shell PLC (London Exchange) (United Kingdom)	27,630	1,005,740

		6,460,189
Financials (8.5%)
AIA Group, Ltd. (Hong Kong)	123,000	931,094
Allstate Corp. (The)	4,145	858,305
American International Group, Inc.	9,632	837,406
Apollo Global Management, Inc.	4,411	604,042
Arch Capital Group, Ltd.	6,001	577,176
Assured Guaranty, Ltd.	2,309	203,423
AXA SA (France)	27,300	1,166,413
Bank of America Corp.	41,495	1,731,586
Berkshire Hathaway, Inc. Class B(NON)	4,495	2,393,947
BlackRock, Inc.	1,028	972,981
Boston Properties, Inc.(R)	3,967	266,543
Capital One Financial Corp.	6,770	1,213,861
CBRE Group, Inc. Class A(NON)	2,981	389,855
Charles Schwab Corp. (The)	10,999	861,002
Citigroup, Inc.	19,804	1,405,886
CME Group, Inc.	2,304	611,228
Corebridge Financial, Inc.	11,772	371,642
JPMorgan Chase & Co.	4,422	1,084,717
KKR & Co., Inc.	5,259	607,993
MetLife, Inc.	6,565	527,104
Nasdaq, Inc.	2,017	153,010
PNC Financial Services Group, Inc. (The)	1,464	257,327
Progressive Corp. (The)	3,369	953,461
Prologis, Inc.(R)	6,229	696,340
Prudential PLC (United Kingdom)	42,692	460,690
TPG, Inc.	9,849	467,138
Unum Group	5,034	410,070
Visa, Inc. Class A	4,649	1,629,289
Welltower, Inc.(R)	4,484	686,994

		23,330,523
Health care (6.9%)
Abbott Laboratories	4,384	581,538
AbbVie, Inc.	7,062	1,479,630
Amgen, Inc.	749	233,351
Ascendis Pharma A/S ADR (Denmark)(NON)	2,994	466,645
Becton, Dickinson and Co.	2,147	491,792
Bio-Rad Laboratories, Inc. Class A(NON)	1,553	378,249
Boston Scientific Corp.(NON)	8,451	852,537
Cigna Group (The)	692	227,668
CVS Health Corp.	7,675	519,981
Danaher Corp.	2,237	458,585
Dexcom, Inc.(NON)	1,996	136,307
Eli Lilly and Co.	3,656	3,019,527
ICON PLC (Ireland)(NON)	768	134,392
Innoviva, Inc.(NON)	19,149	347,171
Intuitive Surgical, Inc.(NON)	1,445	715,665
Janux Therapeutics, Inc.(NON)	1,045	28,215
Johnson & Johnson	7,543	1,250,931
McKesson Corp.	2,122	1,428,085
Medtronic PLC	6,531	586,876
Merck & Co., Inc.	6,259	561,808
Regeneron Pharmaceuticals, Inc.	490	310,773
Stryker Corp.	274	101,997
Thermo Fisher Scientific, Inc.	3,325	1,654,520
UnitedHealth Group, Inc.	4,829	2,529,189
Vertex Pharmaceuticals, Inc.(NON)	920	446,034

		18,941,466
Software (4.2%)
AppLovin Corp. Class A(NON)	616	163,222
Microsoft Corp.	25,101	9,422,664
Oracle Corp.	15,128	2,115,046

		11,700,932
Technology services (5.2%)
Alphabet, Inc. Class A	34,468	5,330,132
Meta Platforms, Inc. Class A	10,183	5,869,074
Salesforce, Inc.	9,511	2,552,372
Spotify Technology SA (Sweden)(NON)	1,285	706,789

		14,458,367
Transportation (1.0%)
Canadian Pacific Kansas City, Ltd. (Canada)	5,319	373,447
FedEx Corp.	5,069	1,235,721
Southwest Airlines Co.	13,857	465,318
Union Pacific Corp.	3,398	802,744

		2,877,230
Utilities and power (1.8%)
Ameren Corp.	3,689	370,376
CenterPoint Energy, Inc.	7,578	274,551
Constellation Energy Corp.	1,264	254,860
NextEra Energy, Inc.	11,320	802,475
NRG Energy, Inc.	12,767	1,218,738
PG&E Corp.	27,143	466,317
PPL Corp.	35,362	1,276,922
Southern Co. (The)	3,901	358,697

		5,022,936

Total common stocks (cost $111,891,813)		$167,327,195

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$983,518	$989,989
4.50%, 3/20/49	356,699	342,932
3.50%, TBA, 4/1/55	1,000,000	915,083
3.50%, with due dates from 11/20/47 to 5/20/52	1,056,871	963,298
3.00%, with due dates from 7/20/46 to 11/20/46	1,941,414	1,744,696
2.50%, 2/20/53	941,473	810,236

		5,766,234
U.S. Government Agency Mortgage Obligations (5.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	819,740	824,517
2.50%, 1/1/52	913,664	772,144
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	890,583	913,566
5.50%, with due dates from 7/1/33 to 9/1/53	139,286	140,582
5.00%, with due dates from 8/1/33 to 10/1/52	809,392	798,150
4.50%, 2/1/49	442,127	430,690
4.00%, with due dates from 9/1/52 to 5/1/53	906,079	849,798
3.50%, with due dates from 11/1/49 to 12/1/49	619,824	564,855
3.00%, with due dates from 6/1/46 to 8/1/51	1,623,627	1,431,047
2.50%, with due dates from 10/1/50 to 4/1/52	2,233,088	1,873,354
2.50%, 2/1/36	146,310	135,849
2.00%, with due dates from 10/1/50 to 4/1/52	2,900,141	2,328,830
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/55	1,000,000	980,207
4.50%, TBA, 4/1/55	2,000,000	1,913,247
2.50%, TBA, 4/1/55	1,000,000	831,670
2.00%, TBA, 4/1/55	1,000,000	794,890

		15,583,396

Total U.S. government and agency mortgage obligations (cost $22,230,197)		$21,349,630

U.S. TREASURY OBLIGATIONS (15.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.625%, 2/15/40	$2,270,000	$2,319,213
3.625%, 2/15/53	1,350,000	1,137,401
3.00%, 2/15/49	2,100,000	1,588,576
3.00%, 2/15/47	1,440,000	1,109,588
2.875%, 5/15/52	1,030,000	748,158
2.875%, 5/15/49	370,000	272,817
2.75%, 8/15/42(SEG)	3,030,000	2,366,714
1.875%, 2/15/51	4,020,000	2,331,993
U.S. Treasury Notes
4.375%, 5/15/34	1,310,000	1,327,987
4.375%, 8/15/26	790,000	794,181
3.875%, 8/15/33	1,000,000	980,313
3.75%, 12/31/28	4,000,000	3,977,109
2.75%, 8/15/32	3,700,000	3,383,766
2.375%, 3/31/29	8,060,000	7,602,375
1.875%, 2/28/27	1,100,000	1,059,051
1.625%, 5/15/31	3,300,000	2,872,611
1.25%, 9/30/28	3,730,000	3,408,506
0.625%, 5/15/30	2,830,000	2,394,777
0.50%, 4/30/27	3,000,000	2,798,086

Total U.S. treasury obligations (cost $43,675,600)		$42,473,222

CORPORATE BONDS AND NOTES (13.8%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	$61,000	$63,268
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	28,000	28,927
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	91,000	92,565
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	90,694
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,949
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	199,000	200,762
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	191,216
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,062
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	127,000	127,595
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	244,000	214,812
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	45,000	42,592
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	201,512
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	79,230
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	25,000	16,458
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	46,000	39,780
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	150,776
Rio Tinto Finance (USA) PLC company guaranty sr. unsec. unsub. notes 4.875%, 3/14/30 (United Kingdom)	150,000	151,575
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	111,000	75,036
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	160,047
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	9,000	10,372
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	23,000	25,843

		1,981,071
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	197,784
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	10,000	10,203
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	4,000	4,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	125,000	118,622
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	148,182
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	38,000	36,212
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	55,000	37,512
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	18,000	16,405
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	176,147
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	66,000	71,749
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	38,000	25,498
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	26,000	27,874
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	17,000	17,835
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	12,000	12,349
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	132,000	137,480
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	68,000	71,247
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	87,000	91,987
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	117,000	110,259
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	150,000	153,747
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	98,635
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	19,000	17,509
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	210,000	213,344
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	160,000	152,489
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	66,000	65,810
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	164,686
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	111,946

		2,289,511
Communication services (1.1%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	122,000	107,927
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	115,000	115,654
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	224,130
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	119,644
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	63,917
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	132,874
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	139,000	117,278
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,447
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	49,551
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,155
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	189,000	130,961
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	119,000	91,382
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	130,438
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	64,317
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	20,000	19,917
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	28,000	23,927
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	181,571
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	9,000	10,590
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	140,000	140,169
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	77,000	69,930
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)	80,000	79,759
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)	155,000	155,637
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	211,447
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,754
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	225,714
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	76,000	75,515
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	80,000	91,357
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	117,000	80,649
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	199,031
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	132,000	111,740

		3,044,382
Consumer cyclicals (1.4%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	274,000	249,353
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	117,302
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	120,432
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	164,000	95,447
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,979
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	75,439
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	82,000	68,230
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	108,000	82,011
Brunswick Corp./DE sr. unsec. notes 5.85%, 3/18/29	70,000	71,651
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	245,000	234,551
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	19,000	18,938
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.50%, 10/15/35	160,000	160,967
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	246,000	239,861
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	90,000	64,662
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,700
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	61,000	58,962
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	55,000	54,805
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	80,000	80,806
Hyatt Hotels Corp. sr. unsec. notes 5.05%, 3/30/28	165,000	165,785
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	120,000	125,969
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	14,000	14,695
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	32,000	32,265
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	67,000	67,884
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	35,000	34,262
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	196,710
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	33,000	32,400
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	227,000	234,432
Paramount Global sr. unsec. notes 4.95%, 1/15/31	35,000	33,647
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	120,000	115,470
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	70,000	67,462
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	26,000	25,165
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	160,627
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	74,000	73,171
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	61,000	60,998
Target Corp. sr. unsec. bonds 5.00%, 4/15/35	70,000	69,728
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	75,000	71,525
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	64,000	63,130
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	290,751

		3,745,172
Consumer staples (0.5%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	198,036
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	40,000	41,152
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	122,000	131,793
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	135,000	126,299
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	198,000	198,384
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	30,000	30,096
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	50,000	49,994
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	65,000	65,180
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	70,000	70,377
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	50,000	50,230
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	30,000	29,879
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	191,000	194,806
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	70,000	69,818

		1,256,044
Energy (0.8%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	77,000	70,283
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	127,000	139,860
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	24,000	23,997
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	194,609
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	66,000	58,115
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	71,000	74,587
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	66,000	68,608
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	135,000	135,735
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	18,000	17,393
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	47,000	48,540
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	222,000	244,560
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	35,000	35,004
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	100,000	98,062
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	10,417
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	122,000	127,864
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	25,000	25,833
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	35,884
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	56,000	54,857
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	115,000	114,161
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	130,000	130,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	58,000	56,803
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	235,000	238,675
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	89,000	90,755

		2,094,655
Financials (4.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	239,326
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	178,896
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	26,902
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	29,991
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	150,000	149,557
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	84,000	93,646
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	41,240
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	203,314
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	60,000	60,443
Athene Global Funding 144A notes 5.526%, 7/11/31	132,000	133,989
Athene Global Funding 144A notes 5.322%, 11/13/31	101,000	101,117
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	38,000	38,097
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	54,000	54,884
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	172,899
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	135,000	136,131
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 5.125%, 4/10/30	135,000	134,310
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	574,543
Bank of America Corp. sr. unsec. bonds 5.511%, 1/24/36	5,000	5,091
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	38,000	38,569
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	67,550
Bank of America Corp. sr. unsec. notes 5.162%, 1/24/31	5,000	5,070
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	416,000	373,497
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	155,878
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	185,000	181,217
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	200,000	198,647
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	200,000	202,258
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	28,000	17,986
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	79,000	70,005
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	73,000	70,371
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	35,000	38,989
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	139,762
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	62,760
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	113,000	115,846
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	129,000	126,340
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,784
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	266,290
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	35,000	35,889
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	255,000	216,437
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	262,816
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	76,000	75,532
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	188,000	196,209
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	28,006
CNO Global Funding 144A notes 4.95%, 9/9/29	20,000	20,091
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	215,000	219,714
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	91,896
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	144,183
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	202,408
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	32,000	31,583
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	95,000	96,767
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	145,301
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	68,000	41,798
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	10,000	9,979
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	104,563
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	163,153
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	200,944
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	90,000	91,718
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	61,000	60,033
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	61,000	52,854
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	89,000	94,508
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	25,000	24,324
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	95,685
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	59,000	48,018
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	62,626
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	197,492
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	140,000	137,856
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	76,000	77,512
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	85,000	85,185
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	82,000	76,640
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	25,484
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	162,000	164,561
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	63,000	64,381
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	319,757
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	175,000	179,888
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	24,134
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	67,000	70,854
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	106,000	106,462
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	90,000	93,799
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	68,000	67,105
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	184,427
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	165,000	109,151
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	439,237
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	65,000	66,071
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	105,000	106,459
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	99,000	99,982
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	448,290
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	20,000	20,521
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,133
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	38,000	32,566
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	345,000	328,928
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34(R)	61,000	60,679
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	58,000	51,824
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	24,878
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,980
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	38,000	43,155
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	75,491
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	122,000	124,607
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	213,000	176,993
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	248,835
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	99,000	99,606
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	95,068
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	100,000	95,612
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	34,267
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	120,000	118,581
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	78,456
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	81,000	73,067
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	75,000	55,483

		12,552,687
Health care (0.7%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	39,000	39,290
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	79,000	67,547
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	84,000	81,925
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	46,000	45,158
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	92,000	94,122
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	77,000	70,296
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	32,000	32,562
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	120,000	100,954
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	40,000	40,416
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	52,000	46,682
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	83,747	89,277
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	9,286	8,981
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	100,000	102,701
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	76,000	73,587
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	56,000	56,333
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	33,000	29,842
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	133,661
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	69,000	68,958
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	84,000	79,815
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	118,000	116,756
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	74,193
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	99,000	97,901
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	85,000	85,589
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	17,839
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	149,572
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	70,630
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	48,000	50,891
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	87,053
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	37,000	32,548

		2,045,079
Technology (1.0%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	109,000	110,656
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	30,000	30,477
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	48,000	48,885
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	144,000	139,402
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	325,000	312,622
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	68,000	55,844
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	129,000	130,782
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	109,000	108,340
Foundry JV Holdco, LLC 144A sr. notes 5.90%, 1/25/33	200,000	203,703
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	73,000	67,395
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	16,970
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	75,000	71,407
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	37,000	36,061
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	74,000	73,267
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	64,000	63,324
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	94,000	98,095
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	103,090
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	51,000	51,841
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	28,000	27,571
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	352,000	345,142
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	189,000	174,997
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	213,000	165,387
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	174,988
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	188,000	158,717
Synopsys, Inc. sr. unsec. bonds 5.70%, 4/1/55	10,000	9,936
Synopsys, Inc. sr. unsec. bonds 5.15%, 4/1/35	125,000	125,706

		2,904,605
Transportation (0.3%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	150,000	146,982
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	84,262
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	258,814
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	225,000	228,318
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	180,000	184,798

		903,174
Utilities and power (2.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	127,000	108,616
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	106,475
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	51,000	52,327
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	65,338
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	48,000	41,245
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	57,000	58,983
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	71,000	71,756
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	14,000	14,621
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	38,000	32,227
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	141,000	147,992
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	57,000	60,105
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	57,000	54,903
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	185,000	190,060
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	106,000	103,823
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	150,000	152,123
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	15,000	15,097
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	65,000	63,186
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	71,000	82,394
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	100,000	101,435
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	142,000	133,686
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,797
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	226,442
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	254,490
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,448
Energy Transfer LP sr. unsec. notes 5.20%, 4/1/30	72,000	72,848
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	18,000	18,627
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	61,325
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	132,000	130,580
Exelon Corp. sr. unsec. unsub. bonds 5.625%, 6/15/35	89,000	90,438
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	210,000	213,624
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	25,000	24,665
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	89,000	89,843
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	114,000	113,265
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	110,000	104,769
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	15,000	13,869
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	52,000	59,510
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	55,000	54,968
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	175,000	177,897
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	145,000	147,718
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	106,958
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	80,000	78,348
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	109,000	97,210
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	57,298
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	28,148
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	60,000	62,713
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	65,308
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	66,000	55,156
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	35,493
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	124,765
PacifiCorp sr. bonds 2.70%, 9/15/30	82,000	73,427
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 4.90%, 3/15/30	125,000	125,642
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	71,000	68,115
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	71,000	71,589
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	99,000	102,302
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,474
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	60,000	58,443
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,119
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	104,000	102,928
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	119,000	120,355
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	56,172
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	120,000	117,476
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	81,000	87,070
Xcel Energy, Inc. sr. unsec. bonds 5.60%, 4/15/35	170,000	170,798

		5,489,822

Total corporate bonds and notes (cost $39,082,282)		$38,306,202

MORTGAGE-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$89,437	$84,428
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.361%, 12/10/47(WAC)	9,092	8,957
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	192,888
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 4.82%, 3/15/45(WAC)	45,764	45,298
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	17
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	133,000	129,289
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.464%, 3/15/44 (In default)(NON)(WAC)	20,645	8,504

Total mortgage-backed securities (cost $601,770)		$469,381

MUNICIPAL BONDS AND NOTES (—%)(a)
		Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	Aa2	$30,000	$34,737
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	Aa3	55,000	62,016
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	Aa1	40,000	38,833

Total municipal bonds and notes (cost $125,125)			$135,586

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Southwest Airlines Co. (Call)	Jan-26/$40.00	$213,267	$6,351	$12,369
Morgan Stanley & Co. International PLC
Seagate Technology Holdings PLC (Call)	Jan-26/125.00	5,338,513	62,843	107,387

Total purchased options outstanding (cost $180,630)				$119,756

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	75,300	$75,300
Putnam Short Term Investment Fund Class P 4.53%(AFF)	15,775,076	15,775,076

Total short-term investments (cost $15,850,376)		$15,850,376
TOTAL INVESTMENTS

Total investments (cost $233,637,793)		$286,031,348

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $7,247,869) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/18/25	$607,463	$603,028	$(4,435)
		Canadian Dollar	Sell	4/16/25	55,149	55,333	184
	Barclays Bank PLC
		British Pound	Sell	6/18/25	546,333	542,461	(3,872)
		Canadian Dollar	Sell	4/16/25	365,735	365,918	183
		Euro	Sell	6/18/25	279,222	277,293	(1,929)
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	320,652	320,868	216
		Euro	Sell	6/18/25	33,233	32,946	(287)
	Goldman Sachs International
		British Pound	Sell	6/18/25	603,576	599,506	(4,070)
		Euro	Sell	6/18/25	213,082	211,295	(1,787)
		Hong Kong Dollar	Sell	5/21/25	51,292	51,284	(8)
	HSBC Bank PLC
		British Pound	Sell	6/18/25	35,262	34,999	(263)
		Canadian Dollar	Sell	4/16/25	34,494	34,899	405
		Danish Krone	Sell	6/18/25	216,968	215,725	(1,243)
		Hong Kong Dollar	Sell	5/21/25	623,887	623,869	(18)
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	14,535	14,603	(68)
		Canadian Dollar	Sell	4/16/25	14,535	14,550	15
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	200,465	198,974	(1,491)
		Canadian Dollar	Sell	4/16/25	253,338	253,523	185
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/18/25	428,184	425,715	(2,469)
		Canadian Dollar	Sell	4/16/25	61,547	60,922	(625)
		Euro	Buy	6/18/25	166,708	166,240	468
		Swedish Krona	Sell	6/18/25	628,485	626,059	(2,426)
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	166,753	165,501	(1,252)
		Canadian Dollar	Sell	4/16/25	22,950	22,220	(730)
		Euro	Sell	6/18/25	47,026	46,625	(401)
		Hong Kong Dollar	Sell	5/21/25	315,589	315,607	18
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/16/25	25,175	25,204	29
		Euro	Sell	6/18/25	270,841	268,558	(2,283)
	UBS AG
		British Pound	Sell	6/18/25	44,691	44,390	(301)
		Canadian Dollar	Sell	4/16/25	9,458	9,464	6
		Euro	Sell	6/18/25	231,421	229,394	(2,027)
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/16/25	390,474	390,896	422

	Unrealized appreciation						2,131

	Unrealized (depreciation)						(31,985)

	Total						$(29,854)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	9	$2,525,333	$2,543,963	Jun-25	$(17,454)

Unrealized appreciation					—

Unrealized (depreciation)					(17,454)

Total					$(17,454)

WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $103,691) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Morgan Stanley & Co. International PLC
Seagate Technology Holdings PLC (Call)	Jan-26/$135.00	$5,338,513	$62,843	$69,103

Total				$69,103

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT George Putnam Balanced Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $276,798,435.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,820,250	$6,565,626	$9,310,576	$17,907	$75,300
	Putnam Short Term Investment Fund Class P‡	11,961,050	23,178,818	19,364,792	169,865	15,775,076

	Total Short-term investments	$14,781,300	$29,744,444	$28,675,368	$187,772	$15,850,376
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $75,300 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $73,306.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $305,167.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $25,153 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,514,558	$397,955	$—
Capital goods	6,981,051	—	—
Communication services	3,632,708	—	—
Consumer cyclicals	27,641,627	—	—
Consumer staples	9,261,119	—	—
Energy	4,879,297	1,580,892	—
Financials	20,772,326	2,558,197	—
Health care	18,941,466	—	—
Technology	58,265,833	—	—
Transportation	2,877,230	—	—
Utilities and power	5,022,936	—	—

Total common stocks	162,790,151	4,537,044	—
Corporate bonds and notes	—	38,306,202	—
Mortgage-backed securities	—	469,381	—
Municipal bonds and notes	—	135,586	—
Purchased options outstanding	—	119,756	—
U.S. government and agency mortgage obligations	—	21,349,630	—
U.S. treasury obligations	—	42,473,222	—
Short-term investments	—	15,850,376	—

Totals by level	$162,790,151	$123,241,197	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(29,854)	$—
Futures contracts	(17,454)	—	—
Written options outstanding	—	(69,103)	—

Totals by level	$(17,454)	$(98,957)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com